Reporting Entity - Additional Information (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Apr. 23, 2024	Sep. 30, 2023	Apr. 28, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Name of reporting entity or other means of identification	Zapp Electric Vehicles Group Limited
Country of incorporation	Cayman Islands
Address of entity's registered office	190 Elgin Avenue, George Town, Grand Cayman KY1-9008, Cayman Islands
Principal place of business	87/1 Wireless Road, 26/F Capital Tower, All Seasons Place, Lumpini, Pathumwan, Bangkok 10330, Thailand
Date of acquisition	Apr. 28, 2023
Principal activity description	The Group’s principal activity is the design, manufacture and sale of electric vehicles.
Issued capital	$ 9,853		$ 5,790
Par value per share		$ 0.0001
Zapp Convertible Loan Notes
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issued capital				$ 6,100,000
CIIG II Class A common stock
Disclosure of terms and conditions of share-based payment arrangement [line items]
Par value per share				$ 0.0001
CIIG II Class B common stock
Disclosure of terms and conditions of share-based payment arrangement [line items]
Par value per share				$ 0.0001